Cash flow statement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Schedule of change in operating assets

	2024 £m	2023 £m	2022 £m
Change in amounts due from fellow Lloyds Banking Group undertakings	280	(24)	(77)
Change in other financial assets held at amortised cost	(19,683)	9,394	(167)
Change in financial assets at fair value through profit or loss	(459)	(491)	427
Change in derivative financial instruments	(3,182)	279	(2,877)
Change in other operating assets	1,048	(235)	(206)
Change in operating assets	(21,996)	8,923	(2,900)

Schedule of change in operating liabilities

	2024 £m	2023 £m	2022 £m
Change in deposits from banks	(413)	(1,101)	1,295
Change in customer deposits	9,841	(4,219)	(3,201)
Change in repurchase agreements	58	(10,888)	18,484
Change in amounts due to fellow Lloyds Banking Group undertakings	(298)	(408)	(603)
Change in financial liabilities at fair value through profit or loss	(703)	(138)	(859)
Change in derivative financial instruments	1,480	(1,584)	1,248
Change in debt securities in issue at amortised cost	(7,160)	3,393	332
Change in other operating liabilities[1]	1,665	(380)	198
Change in operating liabilities	4,470	(15,325)	16,894
1Includes a decrease of £370 million (2023: increase of £329 million; 2022: decrease of £150 million) in respect of lease liabilities.

Schedule of non-cash and other items

	2024 £m	2023 £m	2022 £m
Interest expense on subordinated liabilities	430	399	377
Revaluation of investment properties	–	1	–
Net (credit) charge in respect of defined benefit schemes	(11)	(79)	125
Depreciation and amortisation	3,371	2,851	2,348
Regulatory and legal provisions	880	661	225
Other provision movements	(170)	7	(134)
Allowance for loan losses	507	335	1,335
Write-off of allowance for loan losses, net of recoveries	(1,028)	(1,113)	(759)
Impairment (credit) charge relating to undrawn balances	(48)	10	111
Impairment (credit) charge on financial assets at fair value through other comprehensive income	(3)	(2)	6
Foreign exchange impact on balance sheet[1]	92	273	30
Other non-cash items	2,584	3,182	(673)
Total non-cash items	6,604	6,525	2,991
Contributions to defined benefit schemes	(175)	(1,345)	(2,533)
Payments in respect of regulatory and legal provisions	(378)	(362)	(587)
Total other items	(553)	(1,707)	(3,120)
Non-cash and other items	6,051	4,818	(129)
1When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact
Acquisition of group undertakings and businesses

	2024 £m	2023 £m	2022 £m
Net assets acquired:
Cash and cash equivalents	–	38	–
Intangible assets	–	182	–
Other assets	–	672	–
Deferred tax	–	(58)	–
Other liabilities	–	(646)	–
Goodwill arising on acquisition	–	143	–
Cash consideration	–	331	–
Less cash and cash equivalents acquired	–	(38)	–
Net cash outflow arising from acquisitions of subsidiaries and businesses	–	293	–

Cash and cash equivalents

	2024 £m	2023 £m	2022 £m

Cash and balances at central banks	42,396	57,909	72,005
Less mandatory reserve deposits[1]	(21)	(1,740)	(1,935)
	42,375	56,169	70,070
Loans and advances to banks and reverse repurchase agreements	13,278	15,186	11,913
Less amounts with a maturity of three months or more	(5,941)	(4,817)	(6,782)
	7,337	10,369	5,131
Total cash and cash equivalents	49,712	66,538	75,201
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.